Segmented Information - Schedule of Operating Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue (Note 7)	$ 9,065	$ 6,476
Cost of sales	(7,458)	(5,364)
Gross profit	1,607	1,112
Asset impairment	(1,053)	0
Operating income (expense) – other	(563)	(890)
Profit (loss) from operations	(9)	222
Finance income	234	110
Finance expense	(953)	(160)
Non-operating income (expense)	7	(249)
Share of profit of joint venture	3	2
Profit (loss) before taxes from continuing operations	(718)	(75)
Depreciation and amortization	(1,726)	(925)
Capital expenditures from continuing operations	2,635	4,340
Goodwill from continuing operations		406
Goodwill from discontinued operations – Unallocated		702
Goodwill (Note 19)	442	1,108
Total assets from continuing operations		36,812
Total assets	47,037	56,193
Corporate
Disclosure of operating segments [line items]
Revenue (Note 7)	0
Cost of sales	0
Gross profit	0
Asset impairment	(15)
Operating income (expense) – other	(615)
Profit (loss) from operations	(630)
Finance income	210
Finance expense	(200)
Non-operating income (expense)	95
Share of profit of joint venture	0
Profit (loss) before taxes from continuing operations	(525)
Depreciation and amortization	(61)
Capital expenditures from continuing operations	23
Discontinued operations
Disclosure of operating segments [line items]
Cost of sales		(4,665)
Gross profit		4,013
Non-operating income (expense)		(17)
Total assets from discontinued operations – Unallocated		19,381
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets	47,037	56,193
Copper
Disclosure of operating segments [line items]
Revenue (Note 7)	5,542	3,425
Cost of sales		(2,713)
Gross profit		712
Operating income (expense) – other		56
Profit (loss) from operations		768
Finance income		23
Finance expense		(79)
Non-operating income (expense)		(190)
Share of profit of joint venture		2
Profit (loss) before taxes from continuing operations		524
Depreciation and amortization		(553)
Capital expenditures from continuing operations		4,018
Goodwill from continuing operations		406
Goodwill from discontinued operations – Unallocated		0
Goodwill (Note 19)		406
Total assets from continuing operations		28,636
Copper | Operating segments
Disclosure of operating segments [line items]
Revenue (Note 7)	5,542
Cost of sales	(4,497)
Gross profit	1,045
Asset impairment	0
Operating income (expense) – other	13
Profit (loss) from operations	1,058
Finance income	23
Finance expense	(687)
Non-operating income (expense)	(94)
Share of profit of joint venture	3
Profit (loss) before taxes from continuing operations	303
Depreciation and amortization	(1,356)
Capital expenditures from continuing operations	2,267
Goodwill (Note 19)	442
Copper | Discontinued operations
Disclosure of operating segments [line items]
Total assets from discontinued operations – Unallocated		0
Copper | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets		28,636
Copper | Aggregate continuing and discontinued operations | Operating segments
Disclosure of operating segments [line items]
Total assets	34,433
Zinc
Disclosure of operating segments [line items]
Revenue (Note 7)	3,523	3,051
Cost of sales		(2,651)
Gross profit		400
Operating income (expense) – other		(86)
Profit (loss) from operations		314
Finance income		1
Finance expense		(53)
Non-operating income (expense)		0
Share of profit of joint venture		0
Profit (loss) before taxes from continuing operations		262
Depreciation and amortization		(308)
Capital expenditures from continuing operations		298
Goodwill from continuing operations		0
Goodwill from discontinued operations – Unallocated		0
Goodwill (Note 19)		0
Total assets from continuing operations		4,581
Zinc | Operating segments
Disclosure of operating segments [line items]
Revenue (Note 7)	3,523
Cost of sales	(2,961)
Gross profit	562
Asset impairment	(1,038)
Operating income (expense) – other	39
Profit (loss) from operations	(437)
Finance income	1
Finance expense	(66)
Non-operating income (expense)	6
Share of profit of joint venture	0
Profit (loss) before taxes from continuing operations	(496)
Depreciation and amortization	(309)
Capital expenditures from continuing operations	345
Goodwill (Note 19)	0
Zinc | Discontinued operations
Disclosure of operating segments [line items]
Total assets from discontinued operations – Unallocated		0
Zinc | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets		4,581
Zinc | Aggregate continuing and discontinued operations | Operating segments
Disclosure of operating segments [line items]
Total assets	4,187
Corporate
Disclosure of operating segments [line items]
Revenue (Note 7)		0
Cost of sales		0
Gross profit		0
Operating income (expense) – other		(860)
Profit (loss) from operations		(860)
Finance income		86
Finance expense		(28)
Non-operating income (expense)		(59)
Share of profit of joint venture		0
Profit (loss) before taxes from continuing operations		(861)
Depreciation and amortization		(64)
Capital expenditures from continuing operations		24
Goodwill from continuing operations		0
Goodwill from discontinued operations – Unallocated		0
Goodwill (Note 19)		0
Total assets from continuing operations		3,595
Corporate | Corporate
Disclosure of operating segments [line items]
Goodwill (Note 19)	0
Corporate | Discontinued operations
Disclosure of operating segments [line items]
Total assets from discontinued operations – Unallocated		0
Corporate | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets		$ 3,595
Corporate | Aggregate continuing and discontinued operations | Corporate
Disclosure of operating segments [line items]
Total assets	$ 8,417